Land Use Rights (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Land Use Rights (Textual)
Land use right collateral for a short-term bank loans	$ 95,540	$ 105,066
Amortization expense	$ 17,076	$ 17,411